Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

Selected Quarterly Financial Data

(Unaudited)

	For the Three Months Ended:
	March 31, 2013	June 30, 2013	September 30, 2013	December 31, 2013	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
	(in thousands, except per share amounts)
Revenue	$79,464	$86,608	$90,148	$90,269	$105,682	$114,256	$117,112	$109,712
Net income (loss) attributable to HomeAway, Inc.	$5,295	$5,470	$8,478	$(1,557)	$4,443	$3,867	$4,912	$162	(1)
Net income (loss) per share—basic and diluted	$0.06	$0.06	$0.10	$(0.02)	$0.05	$0.04	$0.05	$0.00
Shares used in per share calculation—basic	83,940	84,920	85,452	87,111	92,699	93,671	94,106	94,378
Shares used in per share calculation—diluted	86,492	87,647	88,215	90,144	96,295	96,011	96,389	96,600